Deferred tax (Tables)	12 Months Ended
Dec. 31, 2018
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Analysis of Deferred Tax Balances for Financial Reporting Purposes

The following is the analysis of the deferred tax balances for financial reporting purposes:

	Gross 2018 £m	Offset 2018 £m	As reported 2018 £m	Gross 2017 £m	Offset 2017 £m	As reported 2017 £m
Deferred tax assets	412.0	(259.0)	153.0	411.8	(251.5)	160.3
Deferred tax liabilities	(738.5)	259.0	(479.5)	(765.2)	251.5	(513.7)
	(326.5)	–	(326.5)	(353.4)	–	(353.4)

Movements of Major Gross Deferred Tax Assets

The following are the major gross deferred tax assets recognised by the Group and movements thereon in 2018 and 2017:

	Deferred compensation £m	Accounting provisions and accruals £m	Retirement benefit obligations £m	Property, plant and equipment £m	Tax losses and credits £m	Share- based payments £m	Restructuring provisions £m	Other temporary differences £m	Total £m
1 January 2017	95.6	80.6	141.4	70.8	89.7	75.8	5.9	38.2	598.0
Acquisition of subsidiaries	–	–	–	–	–	–	–	2.6	2.6
(Charge)/credit to income	(5.5)	6.6	(10.2)	6.9	(34.4)	(0.4)	(1.5)	(21.7)	(60.2)
Impact of US tax reform	(30.8)	(8.1)	(29.1)	(6.8)	23.1	(10.9)	1.6	(1.1)	(62.1)
Charge to other comprehensive income	–	–	(20.9)	–	–	–	–	–	(20.9)
Charge to equity	–	–	–	–	–	(27.3)	–	–	(27.3)
Exchange differences	(5.8)	5.8	(5.6)	(2.5)	(5.7)	(4.2)	(0.2)	(0.1)	(18.3)
31 December 2017	53.5	84.9	75.6	68.4	72.7	33.0	5.8	17.9	411.8
Acquisition of subsidiaries	–	–	–	–	–	–	–	2.0	2.0
Credit/(charge) to income	4.7	13.0	(11.2)	(20.6)	(8.9)	(15.3)	10.7	11.0	(16.6)
Charge to other comprehensive income	–	–	(0.2)	–	–	–	–	–	(0.2)
Charge to equity	–	–	–	–	–	(1.6)	–	–	(1.6)
Exchange differences	3.4	3.5	4.3	0.1	3.3	0.7	0.8	0.5	16.6
31 December 2018	61.6	101.4	68.5	47.9	67.1	16.8	17.3	31.4	412.0

Movements of Gross Deferred Tax Liabilities

In addition the Group has recognised the following gross deferred tax liabilities and movements thereon in 2018 and 2017:

	Brands and other intangibles £m	Associate earnings £m	Goodwill £m	Property, plant and equipment £m	Financial instruments £m	Other temporary differences £m	Total £m
1 January 2017	755.9	28.3	232.5	36.2	64.0	33.1	1,150.0
Acquisition of subsidiaries	21.4	–	–	–	–	–	21.4
(Credit)/charge to income	(49.9)	(6.0)	0.7	(0.5)	(3.3)	5.1	(53.9)
Impact of US tax reform	(203.8)	–	(76.3)	(11.9)	(22.2)	18.0	(296.2)
Charge to other comprehensive income	–	–	–	–	–	3.7	3.7
Exchange differences	(34.4)	(0.7)	(16.5)	(2.6)	(2.3)	(3.3)	(59.8)
31 December 2017	489.2	21.6	140.4	21.2	36.2	56.6	765.2
Acquisition of subsidiaries	10.7	–	–	–	–	–	10.7
(Credit)/charge to income	(68.8)	(3.9)	31.8	(0.3)	(0.9)	(20.7)	(62.8)
Charge to other comprehensive income	–	–	–	–	–	0.5	0.5
Exchange differences	7.5	(0.1)	10.1	1.3	4.6	1.5	24.9
31 December 2018	438.6	17.6	182.3	22.2	39.9	37.9	738.5